Marketable debt securities (Tables)	12 Months Ended
Dec. 31, 2022
Marketable Debt Securities [Abstract]
Schedule of marketable securities
The detail, by classification and type, of Marketable debt securities is as follows:

EUR million
	2022	2021	2020
Classification
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	5,427	5,454	4,440
Financial liabilities at amortized cost	274,912	240,709	230,829
	280,339	246,163	235,269
Type
Bonds and debentures outstanding	211,597	194,362	191,577
Subordinated	25,717	25,938	21,686
Notes and other securities	43,025	25,863	22,006
	280,339	246,163	235,269

Disclosure of maturity analysis of debt instruments, book value and notional amounts	The distribution of the book value of debt securities issued by contractual maturity at 31 December 2022 is shown below:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	678	3,706	3,774	17,559	25,717
Senior unsecured debt	5,224	13,924	48,113	31,854	28,342	127,457
Senior secured debt	4,204	15,445	30,808	20,786	12,897	84,140
Promissory notes and other securities	25,659	17,366	—	—	—	43,025
Debt securities issued	35,087	47,413	82,627	56,414	58,798	280,339
The distribution by contractual maturity of the notional amounts of these debt securities issued at 31 December 2022 is as follows:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	663	3,728	3,810	17,502	25,703
Senior unsecured debt	5,255	14,006	48,398	32,042	28,510	128,211
Senior secured debt	4,203	15,440	30,799	20,780	12,892	84,114
Promissory notes and other securities	25,647	17,358	—	—	—	43,005
Debt securities issued	35,105	47,467	82,925	56,632	58,904	281,033
The analysis of the maturities of lease liabilities at 31 December 2022, 2021 and 2020 is shown below:

EUR million
	2022	2021	2020
Maturity Analysis - Discounted payments
Within 1 year	707	690	594
Between 1 and 3 years	1,005	933	981
Between 3 and 5 years	454	534	637
Later than 5 years	456	699	837
Total discounted payments at the end of the year	2,622	2,856	3,049

Disclosure of bonds and debentures by currency
The detail, by currency of issue, of 'Bonds and debentures outstanding' is as follows:

				2022
	EUR million
Currency of issue	2022	2021	2020	Outstanding issue amount in foreign currency (Million)	Annual interest rate (%)
Euro	87,295	90,348	89,031	87,295	1.38%
US dollar	75,798	66,581	61,174	80,930	3.10%
Pound sterling	15,883	13,340	16,569	14,084	2.81%
Brazilian real	18,024	9,131	8,398	101,835	12.52%
Chilean peso	4,653	3,757	5,624	4,230,507	2.74%
Other currencies	9,944	11,205	10,781
Balance at end of year	211,597	194,362	191,577

Disclosure of changes in bonds and debentures outstanding
The changes in 'Bonds and debentures outstanding' were as follows:

EUR million
	2022	2021	2020
Balance at beginning of year	194,362	191,577	208,455
Net inclusion of entities in the Group	—	—	785
Issues	66,033	59,937	54,905
Of which:
Banco Santander, S.A.	19,243	11,766	10,220
Santander Consumer USA Holdings Inc.	13,315	15,771	12,246
Banco Santander (Brasil) S.A.	11,233	14,996	11,036
Santander UK Group Holdings plc	10,178	3,372	6,320
Santander Holdings USA, Inc.	2,315	—	1,269
Banco Santander - Chile	1,486	1,158	766
Santander Consumer Finance, S.A.	1,293	1,169	2,394
Santander Bank, National Association	1,222	252	—
SC Germany S.A., Compartment Consumer 2022-1	972	—	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	837	541	1,770
PSA Financial Services Spain, E.F.C., S.A.	706	—	605
Santander Consumer Bank AS	619	779	773
Santander International Products, Plc.	599	914	1,588
PSA Banque France	60	815	385
Santander Factoring Sp. z o.o.	32	819	391
PSA Bank Deutschland GmbH	20	600	—
Santander Consumo 4, F.T.	—	1,531	—
SC Germany S.A., Compartment Consumer 2021-1	—	1,496	—
Auto ABS French Lease Master Compartment 2016	—	900	300
SC Germany S.A., Compartment Consumer 2020-1	—	—	1,800
SCF Rahoituspalvelut IX DAC	—	—	650
Redemptions and repurchases	(49,903)	(61,846)	(62,699)
Of which:
Santander Consumer USA Holdings Inc.	(15,252)	(15,151)	(13,959)
Banco Santander, S.A.	(9,297)	(3,185)	(5,991)
Santander UK Group Holdings plc	(5,267)	(14,695)	(14,102)
Santander Consumer Finance, S.A.	(3,357)	(3,779)	(4,371)
Santander Holdings USA, Inc.	(3,153)	(778)	(1,201)
Banco Santander (Brasil) S.A.	(2,721)	(15,182)	(14,211)
Banco Santander - Chile	(1,452)	(1,030)	(1,974)
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(1,316)	(411)	(415)
PSA Banque France	(1,165)	(335)	(684)
Santander Consumer Bank AS	(972)	(348)	(936)
SC Germany S.A., Compartment Consumer 2020-1	(724)	(92)	—
Santander Leasing S.A.	(590)	(291)	(460)
Santander Consumer Bank AG	(500)	—	—
Santander Factoring Sp. z o.o.	(142)	(920)	(299)
Banco Santander Totta, S.A.	(62)	(9)	(784)
Auto ABS French Lease Master Compartment 2016	—	(900)	—
Exchange differences and other movements	1,105	4,694	(9,869)
Balance at year-end	211,597	194,362	191,577

Disclosure of information on liabilities secured by financial assets
Set forth below is information on the liabilities secured by assets:

EUR million
	2022	2021	2020
Asset-backed securities	40,138	40,519	35,753
Of which, mortgage-backed securities	1,549	1,487	2,274
Other mortgage securities	43,650	41,779	49,425
Of which: mortgage-backed bonds	22,049	23,197	24,736
Territorial covered bond	352	630	869
	84,140	82,928	86,047

Disclosure of information required by Bank of Spain
The information currently required by Bank of Spain circular 4/2017:

EUR million
	2022	2021	2020
Face value of the outstanding mortgage loans and credits that support the issuance of mortgage-backed and mortgage bonds pursuant to Royal Decree 716/2009 (excluding securitised bonds)	80,946	83,088	76,554
Of which:
Loans eligible to cover issues of mortgage-backed securities	65,779	64,896	57,382
Transfers of assets retained on balance sheet: mortgage-backed certificates and other securitised mortgage assets	9,769	11,133	17,610